Note 12 - Supplemental Cash Flows Information (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Interest Paid	$ 1,100,000	$ 1,100,000
Income Taxes Paid	$ 386,204	$ 185,945